Credit Risk - Disclosure of Mortgages Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 205,966	£ 202,929
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,002	167,228
Properties in possession	£ 74	£ 46
Balance weighted LTV (indexed)	52.00%	51.00%
Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 35,834	£ 36,414
Properties in possession	£ 35	£ 23
Balance weighted LTV (indexed)	49.00%	48.00%
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Mortgage loan including interest-only part	£ 8,883	£ 9,182
Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,644	12,052
Properties in possession	£ 9	£ 8
Balance weighted LTV (indexed)	53.00%	52.00%
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,504	£ 4,333
Properties in possession	£ 11	£ 8
Balance weighted LTV (indexed)	37.00%	38.00%
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 274	£ 281
Properties in possession	£ 18	£ 10
Balance weighted LTV (indexed)	116.00%	117.00%
Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,287	£ 14,931
Properties in possession	£ 4	£ 2
Balance weighted LTV (indexed)	59.00%	59.00%
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 152,594	£ 148,560
Stage 1 | Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	30,026	29,989
Stage 1 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,110	10,270
Stage 1 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,508	3,190
Stage 1 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	88	75
Stage 1 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,166	13,672
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,943	16,890
Stage 2 | Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,190	5,608
Stage 2 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,372	1,562
Stage 2 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	828	933
Stage 2 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	137	150
Stage 2 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,070	1,204
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,465	£ 1,778
Stage 3 ratio	0.88%	1.07%
Stage 3 | Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 618	£ 817
Stage 3 ratio	1.74%	2.26%
Stage 3 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 162	£ 220
Stage 3 ratio	1.40%	1.83%
Stage 3 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 168	£ 210
Stage 3 ratio	5.19%	5.25%
Stage 3 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 49	£ 56
Stage 3 ratio	17.91%	20.09%
Stage 3 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 51	£ 55
Stage 3 ratio	0.33%	0.37%